Unaudited Condensed Consolidated Statement of Changes in Equity ¥ in Thousands, $ in Thousands	Share capital CNY (¥) shares	Share capital USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Treasury stock CNY (¥) shares	Treasury stock USD ($) shares	Accumulated other comprehensive losses CNY (¥)	Accumulated other comprehensive losses USD ($)	Retained earnings CNY (¥)	Retained earnings USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥) shares	USD ($) shares
Balance at Mar. 31, 2020	¥ 83		¥ 2,101,582		¥ (2,815)		¥ (94,663)		¥ 1,877,940		¥ 6,364		¥ 3,888,491
Balance, shares at Mar. 31, 2020 | shares	121,687,974	121,687,974			(136,899)	(136,899)
Net income									263,943		3,804		267,747
Other comprehensive losses							(4,641)						(4,641)
Balance at Sep. 30, 2020	¥ 83		2,101,582		¥ (2,815)		(99,304)		2,141,883		10,168		4,151,597
Balance, shares at Sep. 30, 2020 | shares	121,687,974	121,687,974			(136,899)	(136,899)
Balance at Jun. 30, 2020	¥ 83		2,101,582		¥ (2,815)		(95,102)		2,010,449		8,280		4,022,477
Balance, shares at Jun. 30, 2020 | shares	121,687,974	121,687,974			(136,899)	(136,899)
Net income									131,434		1,888		133,322
Other comprehensive losses							(4,202)						(4,202)
Balance at Sep. 30, 2020	¥ 83		2,101,582		¥ (2,815)		(99,304)		2,141,883		10,168		4,151,597
Balance, shares at Sep. 30, 2020 | shares	121,687,974	121,687,974			(136,899)	(136,899)
Balance at Mar. 31, 2021	¥ 83		2,101,582		¥ (2,815)		(103,179)		2,386,187		6,593		¥ 4,388,451
Balance, shares at Mar. 31, 2021 | shares	121,687,974	121,687,974			(136,899)	(136,899)							121,687,974	121,687,974
Net income									262,157		4,971		¥ 267,128	$ 41,458
Other comprehensive losses							(2,175)						(2,175)
Balance at Sep. 30, 2021	¥ 83	$ 13	2,101,582	$ 326,161	¥ (2,815)	$ (437)	(105,354)	$ (16,351)	2,648,344	$ 411,016	11,564	$ 1,795	¥ 4,653,404	$ 722,197
Balance, shares at Sep. 30, 2021 | shares	121,687,974	121,687,974			(136,899)	(136,899)							121,551,075	121,551,075
Balance at Jun. 30, 2021	¥ 83		2,101,582		¥ (2,815)		(105,125)		2,522,608		9,158		¥ 4,525,491
Balance, shares at Jun. 30, 2021 | shares	121,687,974	121,687,974			(136,899)	(136,899)
Net income									125,736		2,406		128,142	$ 19,888
Other comprehensive losses							(229)						(229)
Balance at Sep. 30, 2021	¥ 83	$ 13	¥ 2,101,582	$ 326,161	¥ (2,815)	$ (437)	¥ (105,354)	$ (16,351)	¥ 2,648,344	$ 411,016	¥ 11,564	$ 1,795	¥ 4,653,404	$ 722,197
Balance, shares at Sep. 30, 2021 | shares	121,687,974	121,687,974			(136,899)	(136,899)							121,551,075	121,551,075